DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ATII Holdings Inc. (the “Company” or “Holdings”) was incorporated in Delaware on December 4, 2025. The Company was formed for the purpose of merging with Archimedes Tech SPAC Partners II Co. (“Archimedes II”) to facilitate the consummation of a business combination.

Liquidity and Going Concern

For the period from December 4, 2025 (inception) through December 31, 2025, the Company reported net loss of $659. As of December 31, 2025, the Company had no cash and working capital deficit of $659.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Financial Statement Presentation — Going Concern,” the Company’s management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ATII Holdings Inc. (the “Company”, “Holdings” or “Pubco”) was incorporated in Delaware on December 4, 2025. The Company was formed for the purpose of merging with Archimedes Tech SPAC Partners II Co. (“Archimedes II” or “Parent”) to facilitate the consummation of a business combination.

Proposed Business Combination

On April 20, 2026, Parent, Holdings, ATII Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Parent (“Merger Sub I”), ATII Merger Sub II, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Parent (“Merger Sub II”), and Forge Nano, Inc., a Delaware corporation (“Forge Nano”), entered into a merger agreement (the “Merger Agreement”). Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, Parent will re-domicile and become a Delaware corporation by merging with Holdings (the “Reincorporation”), following which the separate corporate existence of Parent will cease and Holdings will continue as the surviving corporation. At the effective time of the Reincorporation, Holdings will adopt Delaware organizational documents, which will provide, among other things, that the name of Holdings will be changed to “Forge Nano Holdings Inc.” At least one day following the effective time of the Reincorporation, Merger Sub I will merge with and into Forge Nano (the “First Company Merger”), with Forge Nano surviving (the “Initial Surviving Corporation”) and as a result of which the holders of the issued and outstanding capital stock of Forge Nano will receive shares of Holdings common stock in exchange for the issued and outstanding capital stock of Forge Nano. As a result of the First Company Merger, Forge Nano will become a wholly-owned subsidiary of Holdings. Immediately following the effective time of the First Company Merger, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II surviving and Holdings acquiring one membership interest in surviving company and such membership interest will constitute the only outstanding equity of the surviving company.

PIPE Financing

In connection with the execution of the Merger Agreement, Parent, Holdings and Forge Nano entered into a subscription agreement (“PIPE Subscription”) with an accredited investor (the “Investor”), pursuant to which Holdings will, substantially concurrently with, and contingent upon, the consummation of the business combination, sell an aggregate of 10,000,000 shares of Holdings common stock and warrants to purchase an aggregate of 15,000,000 shares of Holdings common stock to the Investor, each with an exercise price of $10.00 (subject to adjustments) for an aggregate purchase price of $100,000,000.

Liquidity and Going Concern

For the three and six months ended June 30, 2026, the Company reported net loss of $138,024,675 and $138,061,944, respectively. As of June 30, 2026, the Company had no cash and working capital deficit of $138,062,603.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Financial Statement Presentation — Going Concern,” the Company’s management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.